Information Relating to Individual Plans in Funded Status Table above that have ABO in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets
ABO	$ 5,398	$ 5,153
Fair value of plan assets	$ 4,674	$ 4,190